Related Party Transactions (Details) - Schedule of amounts owed from and to related parties - CNY (¥) ¥ in Thousands		Aug. 31, 2022	Aug. 31, 2021
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Allowance for amounts due from related parties		¥ (572)	¥ (233)
Amounts Due to Related Parties [Member] | BGY Education Investment and its Affiliates [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amount owed from related parties	[1]	185,366	2,028,866
Amounts Due to Related Parties [Member] | Hangzhou Mashao Enterprise Management Consulting Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amount owed from related parties	[2]		1,206
Amounts Due to Related Parties [Member] | Kaiping Country Garden Property Development Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amount owed from related parties	[3]	1,060	1,060
Amounts Due to Related Parties [Member] | Others [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amount owed from related parties		772	1,148
Amounts Due to Related Parties [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amount owed from related parties		196,626	2,043,953
Amounts Due to Related Parties [Member] | Shaoguan Shunhong Real Estate Development Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amount owed from related parties	[4]	10,000	10,000
Amounts Due to Related Parties [Member] | Can-Achieve Global Edutour Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amount owed from related parties	[4]		1,906
Amounts due to related parties [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amounts due to related parties		343,032	373,715
Amounts due to related parties [Member] | Others [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amounts due to related parties		4,676	4,329
Amounts due to related parties [Member] | BGY Education Investment and its Affiliates [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amounts due to related parties	[5]	307,587	333,270
Amounts due to related parties [Member] | Chuzhou Country Garden Property Development Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amounts due to related parties	[6]	30,769	30,769
Amounts due to related parties [Member] | Shanghai Hanlue Information Technology Center Limited Partnership [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amounts due to related parties	[7]		2,885
Amounts due to related parties [Member] | Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amounts due to related parties	[8]		2,462
Other non-current liabilities due to related parties [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amounts due to related parties		11,197	13,154
Other non-current liabilities due to related parties [Member] | Shanghai Hanlue Information Technology Center Limited Partnership [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amounts due to related parties	[7]		2,650
Other non-current liabilities due to related parties [Member] | Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. [Member]
Related Party Transactions (Details) - Schedule of amounts owed from and to related parties [Line Items]
Amounts due to related parties	[8]	¥ 11,197	¥ 10,504

[1]	The amounts mainly represent the loan receivables from BGY Education Investment and its affiliates for the purpose of opening new schools and maintaining daily operation of the private schools before fiscal year 2021, which had been fully repaid in fiscal year 2022. As of August 31, 2022, the amounts mainly represent the acquisition payable paid on behalf of affiliates of BGY Education investment, and the receivables from disposal of property and equipment to BGY Education investment.
[2]	The amounts represent loan receivables from the non-controlling interest shareholders of Hangzhou Impression.
[3]	The amounts mainly represent the receivables of providing consulting services on pre-opening schools to Kaiping Country Garden Property Development Co., Ltd..
[4]	The amounts mainly represent the receivables from respective entities in which consist of expense were paid on behalf of entities controlled by Ms. H and a non-controlling interest shareholder, respectively.
[5]	The amounts mainly represent the acquisition payables to BGY Education Investment and its affiliates for the acquisition of certain PRC subsidiaries under common control in fiscal year 2021.
[6]	The amounts mainly represent financing funds from other entities controlled by Ms. H, for the purpose of maintaining daily operation of certain schools.
[7]	The amounts represent the acquisition payables to Shanghai Hanlue Information Technology Center Limited Partnership for the acquisition of Linstitute in fiscal year 2020.
[8]	The amounts represent the acquisition payables to Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. for the acquisition of Leti in fiscal year 2021.